Note 5 - Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Total
	$	$	$	$	$	$
Cost
Balance at November 30, 2018	627,544	156,059	172,498	5,643,945	1,441,452	8,041,498
Additions	3,790	—	—	20,308	—	24,098
Balance at November 30, 2019	631,334	156,059	172,498	5,664,253	1,441,452	8,065,596
Additions	—	—	—	3,875	—	3,875
Disposition	—	—	—	(91,769)	—	(91,769)
Balance at November 30, 2020	631,334	156,059	172,498	5,576,359	1,441,452	7,977,702

Accumulated depreciation
Balance at November 30, 2018	438,534	143,593	130,491	3,297,106	1,275,781	5,285,505
Depreciation	57,604	6,233	8,402	351,611	82,835	506,685
Balance at November 30, 2019	496,138	149,826	138,893	3,648,717	1,358,616	5,792,190
Depreciation	40,559	3,116	6,721	282,143	82,836	415,375
Balance at November 30, 2020	536,697	152,942	145,614	3,930,860	1,441,452	6,207,565

Net book value at:
November 30, 2019	135,196	6,233	33,605	2,015,536	82,836	2,273,406
November 30, 2020	94,637	3,117	26,884	1,645,499	—	1,770,137